Convertible Preferred Stock, Common Stock and Stockholders’ Deficit (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended						6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 26, 2024	May 01, 2024	Dec. 31, 2023		Sep. 14, 2023	Sep. 12, 2023	Sep. 12, 2023	Jun. 16, 2023	Jun. 30, 2023	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023		Mar. 31, 2023		Dec. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2024	Sep. 04, 2024	Jul. 10, 2024	Jun. 30, 2024	May 31, 2024	Apr. 18, 2024	Sep. 19, 2023	Dec. 31, 2021	[1]
Class of Stock [Line Items]
Dividend rate																			0.00%
Issuance of common stock in lieu of cash per settlement agreement , shares																	125,847	718,574	718,574		10,974
Issuance of common stock in lieu of cash per settlement agreement											$ 11,000								$ 11,000
Common Stock, Shares Authorized			330,000,000													330,000,000	330,000,000		330,000,000		330,000,000
Common stock par value			$ 0.0001													$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001				$ 0.0001
Common stock, shares issued			3,552,223													3,552,223	9,310,522		3,552,223		859,000
Common stock, shares outstanding			3,552,223													3,552,223	9,310,522		3,552,223		859,000
Exercise of common stock options, shares																		19,773	19,773
Common stock for debt settlement																		38,782	38,782
Common stock for deferred compensation settlement																		4,683	4,683
Common stock for non redemption and PIPE agreement investor																		130,682	130,682
Common stock for forward purchase agreement																		100,000	100,000
Common stock for stockholders																		1,668,339	1,676,919
Stock issued for lawsuit settlement																					$ 10,514
Stock issued lieu of cash interest																	1,581				1,618
Shares, Outstanding						3,552,223	3,552,223
Warrants to purchase shares	698,812		1,341,217													1,341,217	7,348,765		1,341,217									196,500
Purchase price	$ 1.90																							$ 1.14
Redemption of outstanding warrants per share							$ 0.01
Share Price			$ 20.00													$ 20.00	$ 20.00		$ 20.00
Public Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares			1,150,000													1,150,000	1,150,000		1,150,000
Class of warrants or rights warrants issued during the period units			1,150,000				1,150,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number			191,217													191,217			191,217
Purchase price						$ 115.00	$ 115.00
2020 [Member]
Class of Stock [Line Items]
Warrants to purchase shares			105,000													105,000			105,000
Purchase price			$ 10.00													$ 10.00			$ 10.00
Warrant residual value																			$ 100,000
2020 LOC Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares			200,000													200,000			200,000
Purchase price			$ 10.00													$ 10.00			$ 10.00
Estimated fair value of warrants			$ 600,000													$ 600,000			$ 600,000
2021 [Member]
Class of Stock [Line Items]
Warrants to purchase shares			100,000													100,000			100,000
Purchase price			$ 10.00													$ 10.00			$ 10.00
Warrant residual value																			$ 22,000
Redemption Of Warrants [Member] | Share Price Equal Or Less Ten Point Zero Rupees Per Dollar [Member]
Class of Stock [Line Items]
Class of Warrants, Redemption Notice Period						30 days	30 days
Redemption Of Warrants [Member] | Share Price Equal Or Exceeds Eighteen Rupees Per Dollar [Member]
Class of Stock [Line Items]
Share Price						$ 180.00	$ 180.00
Private Placement Warrants [Member]
Class of Stock [Line Items]
Warrants to purchase shares			191,217													191,217	791,217		191,217
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number			191,217													191,217			191,217
Purchase price						$ 115.00	$ 115.00
Term Note Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares																	20,000	155	155
Common stock with term notes as interest paid in kind																		4,282	4,282
Stock Issued During Period, Shares, Issued for Services																	13,875				5,786
Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares	698,812	13,943																	155
Issuance of common stock in lieu of cash per settlement agreement
Common stock, shares issued			3,552,223													3,552,223			3,552,223		858,373
Common stock, shares outstanding			3,552,223													3,552,223			3,552,223		858,373
Exercise of common stock options, shares											2,082	2,082		15,609					19,773		10,974
Stock Issued During Period, Shares, Issued for Services										5,000											5,786
Shares, Outstanding			3,552,223	[1]					880,346 [2]	6,469,115	3,543,643	880,346	[2]	876,957	[2]	3,552,223 [1]	9,310,522	3,543,643	3,552,223	[1]	858,373	[1]				3,572,679				829,481
Warrants to purchase shares	600,000																											1,323,250
Purchase price	$ 1.431																											$ 4.00
Share Price	$ 1.431
Warrant [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement																	$ 1,000,000.0
Warrants to purchase shares	600,000																										53,490	75,988
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number			1,341,217													1,341,217			1,341,217		168,576,000	[3]
Purchase price	$ 1.90
Warrant [Member] | Public Warrants [Member]
Class of Stock [Line Items]
Shares, Outstanding																	1,150,000						1,150,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number			1,150,000													1,150,000			1,150,000
Warrant [Member] | Private Placement Warrants [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number			191,217													191,217			191,217
Calidi Cure [Member]
Class of Stock [Line Items]
Change in fair value																			$ 2,400,000
Change in fair value																$ 2,700,000
Calidi Cure Conversion Price [Member]
Class of Stock [Line Items]
Preferred stock conversion price amount																			200,000,000.0
JIG Tranche One [Member]
Class of Stock [Line Items]
Number of shares committed to be purchase value								$ 5,000,000.0
Number of shares committed to be purchase								19,999
JIG Tranche Two [Member]
Class of Stock [Line Items]
Net of fees and commissions							$ 100,000
JIG Conversion Price [Member]
Class of Stock [Line Items]
Preferred stock conversion price amount																			$ 180,000,000.0
Calidi Cure [Member]
Class of Stock [Line Items]
Net of fees and commissions							$ 400,000
Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares authorized																													1,000,000
Preferred stock par value per share																													$ 0.0001
Preferred stock outstanding			0													0	0		0
Founders [Member]
Class of Stock [Line Items]
Preferred Stock, Convertible, Conversion Price			$ 2.00													$ 2.00			$ 2.00
Series A1 [Member]
Class of Stock [Line Items]
Preferred Stock, Convertible, Conversion Price			10.00													10.00			10.00
Series A2 [Member]
Class of Stock [Line Items]
Preferred Stock, Convertible, Conversion Price			17.50													17.50			17.50
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares								100,000
Sale of Stock, Price Per Share								$ 250.00
Issuance of common stock in lieu of cash per settlement agreement								$ 25,000,000.0
Preferred Stock, Liquidation Preference Per Share			$ 250.00													$ 250.00			$ 250.00
Preferred stock conversion basis																			i) the Closing of the business combination or a qualified public offering by Calidi, or ii) on September 30, 2025. A qualified public offering shall occur upon the sale and firm commitment in an underwritten public offering in which Calidi sells at least $10.0 million at a price per share equal to or greater than the Conversion Price defined above respectively which was sold to the public and listed on a national securities exchange
Repayment investment percentage					10.00%
Repurchase price					$ 5,500,000
Purchase of shares					12,500,000
Aggregate financing cost									$ 2,700,000
Series B Preferred Stock [Member] | Mr Camaisa [Member]
Class of Stock [Line Items]
Purchase price					12,500,000
Series B Preferred Stock [Member] | Calidi Cure [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement								200,000
Number of shares committed to be purchase value								$ 12,500,000
Number of shares committed to be purchase								50,000
Change in fair value																			$ 2,700,000
Valuation amount					50,000,000.0
Series B Preferred Stock [Member] | Calidi Cure Tranche One [Member]
Class of Stock [Line Items]
Number of shares committed to be purchase value								$ 5,000,000.0
Number of shares committed to be purchase								19,999
Series B Preferred Stock [Member] | Calidi Cure Tranche Two [Member]
Class of Stock [Line Items]
Number of shares committed to be purchase value								$ 7,500,000
Number of shares committed to be purchase								30,001
Series B Preferred Stock [Member] | JIG [Member]
Class of Stock [Line Items]
Number of shares committed to be purchase value								$ 12,500,000
Number of shares committed to be purchase								50,000
Series B Preferred Stock [Member] | JIG Tranche One [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement								$ 5,000,000
Valuation amount					$ 5,000,000.0
Series B Preferred Stock [Member] | JIG Tranche Two [Member]
Class of Stock [Line Items]
Number of shares committed to be purchase value								$ 7,500,000
Number of shares committed to be purchase								30,001
Number of purchase of shares							30,001
Net of fees and commissions							$ 7,400,000
Series B Preferred Stock [Member] | Calidi Cure [Member]
Class of Stock [Line Items]
Number of purchase of shares							50,000
Net of fees and commissions							$ 12,100,000
FLAG Class B Common Stock [Member] | Calidi Cure [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares									150
FLAG Class B Common Stock [Member] | JIG [Member]
Class of Stock [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares									25,599
Voting Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized			312,000,000													312,000,000	312,000,000		312,000,000
Nonvoting Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized			18,000,000													18,000,000	18,000,000		18,000,000
Common stock, shares outstanding			1,800,000													1,800,000	1,800,000		1,800,000		0

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 3.
[2]	Retroactively restated for reverse recapitalization.
[3]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 3.